Derivative Instruments and Financial Risk Management - Summary of Rate of Inflation, Rate of Devaluation (Appreciation) Against U.S. Dollar and Rate of Exchange of U.S. Dollar (Detail)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Israel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Rate of Inflation	0.92%	(0.71%)
Rate of Devaluation (Appreciation) Against U.S. Dollar	(3.71%)	(5.28%)
Rate of Exchange of U.S. Dollar	3.63	3.77
Canada [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Rate of Inflation	1.56%	1.27%
Rate of Devaluation (Appreciation) Against U.S. Dollar	2.31%	2.36%
Rate of Exchange of U.S. Dollar	1.33	1.30